Related-Party and Party-In-Interest Transactions - Narrative (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant loans	$ 9,321,006	$ 9,100,000
Company Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cost of purchases by plan	5,600,000
Common stock sales by plan	$ 8,000,000.0